Property, Plant and Equipment, Net - Schedule of Investment in Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investment in Property, Plant and Equipment, Net [Line Items]
Total investment in property and plant	$ 109,262	$ 138,343
Depreciation for the period	74,008	59,305
Investment in computer systems [Member]
Schedule of Investment in Property, Plant and Equipment, Net [Line Items]
Total investment in property and plant	18,469	39,432
Investment in furniture and fittings [Member]
Schedule of Investment in Property, Plant and Equipment, Net [Line Items]
Total investment in property and plant	9,247	587
Investment in motor vehicle [Member]
Schedule of Investment in Property, Plant and Equipment, Net [Line Items]
Total investment in property and plant	59,234
Investment in handphone [Member]
Schedule of Investment in Property, Plant and Equipment, Net [Line Items]
Total investment in property and plant	3,639	11,216
Investment in office equipment [Member]
Schedule of Investment in Property, Plant and Equipment, Net [Line Items]
Total investment in property and plant	3,015	2,792
Investment in renovation [Member]
Schedule of Investment in Property, Plant and Equipment, Net [Line Items]
Total investment in property and plant	$ 15,658	$ 84,316